Summary Of Significant Accounting Policies (Amortization Expense Related To Acquired Definite-Lived Intangible Assets) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Summary Of Significant Accounting Policies
Restaurant expense - below-market leases	$ 2.2	$ 2.6	$ 2.3
Restaurant expense - above-market leases	$ (0.5)	$ (0.5)	$ (0.5)